Schedule of Investments (unaudited)
December 31, 2023
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 62.2%
BlackRock Emerging Markets Fund, Inc., Class K	1,871,969	$ 45,413,979
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	6,873,596	138,640,431
iShares Core S&P 500 ETF	751,052	358,724,967
iShares Global Energy ETF	340,206	13,305,457
iShares MSCI EAFE Growth ETF	593,670	57,496,939
iShares MSCI EAFE Value ETF	1,794,729	93,505,381
iShares MSCI Emerging Markets ex China ETF	282,550	15,656,096
iShares MSCI U.S.A. Quality Factor ETF	723,002	106,382,514
iShares S&P 100 ETF	136,888	30,579,410
iShares S&P 500 Growth ETF(b)	404,557	30,382,231
iShares U.S. Infrastructure ETF	379,582	15,285,767
iShares U.S. Technology ETF	367,487	45,109,029
		950,482,201
Fixed-Income Funds — 37.6%
BlackRock U.S. Mortgage Portfolio	4,835,924	42,943,003
iShares 20+ Year Treasury Bond ETF	555,970	54,974,314
iShares Core Total USD Bond Market ETF	2,352,545	108,381,748
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	208,263	23,046,383
iShares JPMorgan USD Emerging Markets Bond ETF	187,620	16,709,437
iShares Treasury Floating Rate Bond ETF	1,455,751	73,471,753
Master Total Return Portfolio	$ 256,085,202	256,085,202
		575,611,840
Total Long-Term Investments — 99.8% (Cost: $1,381,978,800)		1,526,094,041
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(a)(c)	3,134,164	$ 3,134,164
SL Liquidity Series, LLC, Money Market Series, 5.58%(a)(c)(d)	31,286,624	31,296,010
Total Short-Term Securities — 2.3% (Cost: $34,431,359)		34,430,174
Total Investments — 102.1% (Cost: $1,416,410,159)		1,560,524,215
Liabilities in Excess of Other Assets — (2.1)%		(32,154,479)
Net Assets — 100.0%		$ 1,528,369,736
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 40,307,933	$ 2,385,765	$ (395,395)	$ (7,556)	$ 3,123,232	$ 45,413,979	1,871,969	$ 505,436	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	828,609	2,305,555(a)	—	—	—	3,134,164	3,134,164	35,714	—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	121,512,569	6,527,761	(3,480,886)	(11,739)	14,092,726	138,640,431	6,873,596	886,774	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock U.S. Mortgage Portfolio	$ 38,963,125	$ 2,538,260	$ (373,394)	$ (9,935)	$ 1,824,947	$ 42,943,003	4,835,924	$ 616,531	$ —
iShares 20+ Year Treasury Bond ETF	43,561,779	6,006,636	(435,304)	(30,869)	5,872,072	54,974,314	555,970	620,282	—
iShares Core S&P 500 ETF	271,675,454	54,377,514	(3,099,155)	19,259	35,751,895	358,724,967	751,052	1,444,989	—
iShares Core S&P Mid-Cap ETF	12,932,039	185,961	(12,698,691)	(1,506,946)	1,087,637	—	—	—	—
iShares Core Total USD Bond Market ETF	104,865,859	5,797,175	(7,586,276)	(765,569)	6,070,559	108,381,748	2,352,545	1,308,429	—
iShares Global Energy ETF	—	14,378,707	(131,492)	(9,035)	(932,723)	13,305,457	340,206	213,887	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,202,102	1,256,159	(186,638)	(1,737)	1,776,497	23,046,383	208,263	313,932	—
iShares JPMorgan USD Emerging Markets Bond ETF	14,736,999	885,776	(123,859)	(638)	1,211,159	16,709,437	187,620	257,710	—
iShares MSCI EAFE Growth ETF	70,246,992	2,953,399	(21,417,230)	(228,323)	5,942,101	57,496,939	593,670	387,680	—
iShares MSCI EAFE Value ETF	94,551,549	5,647,730	(12,010,973)	(665,275)	5,982,350	93,505,381	1,794,729	1,691,988	—
iShares MSCI Emerging Markets ex China ETF	—	14,092,768	(131,732)	3,452	1,691,608	15,656,096	282,550	178,536	—
iShares MSCI U.S.A. Min Vol Factor ETF(b)	28,493,618	373,433	(28,839,047)	(1,224,494)	1,196,490	—	—	—	—
iShares MSCI U.S.A. Quality Factor ETF	95,267,696	4,701,694	(4,566,502)	110,462	10,869,164	106,382,514	723,002	394,392	—
iShares S&P 100 ETF	—	27,871,833	(264,090)	6,116	2,965,551	30,579,410	136,888	91,339	—
iShares S&P 500 Growth ETF	26,656,637	1,323,756	(263,670)	2,919	2,662,589	30,382,231	404,557	86,076	—
iShares TIPS Bond ETF(b)	20,683,946	314,180	(20,758,386)	(1,003,917)	764,177	—	—	34,197	—
iShares Treasury Floating Rate Bond ETF	71,478,656	4,400,764	(2,027,802)	(1,081)	(378,784)	73,471,753	1,455,751	1,270,966	—
iShares U.S. Infrastructure ETF	13,322,492	711,496	(131,276)	(670)	1,383,725	15,285,767	379,582	88,685	—
iShares U.S. Technology ETF	27,163,893	12,076,001	(395,922)	13,756	6,251,301	45,109,029	367,487	85,051	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 229,788,178	$ 15,821,721(a)(c)	$ —	$ (1,025,667)	$ 11,500,970	$ 256,085,202	$256,085,202	$ 2,926,206	$ —
SL Liquidity Series, LLC, Money Market Series	98,839,590	—	(67,548,868)(a)	7,917	(2,629)	31,296,010	31,286,624	60,160(d)	—
				$ (6,329,570)	$ 120,706,614	$ 1,560,524,215		$ 13,498,960	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 60/40 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,270,008,839	$ —	$ —	$ 1,270,008,839
Short-Term Securities
Money Market Funds	3,134,164	—	—	3,134,164
	$ 1,273,143,003	$ —	$ —	1,273,143,003
Investments valued at NAV(a)				287,381,212
				$ 1,560,524,215
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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